Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Composition of Share Capital	Composition of share capital:
	December 31
	2023		2022
	Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares with 0.01 GBP par value per share	100,000,000	47,635,875	100,000,000	47,635,875

Schedule of Other Comprehensive Income (Loss)	Composition of other comprehensive income (loss) (OCI):
	Reserve from financial assets measured at fair value through OCI	Gain (loss) on foreign currency translation	Total
Balance as of December 31, 2020	$-	$-	$-
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	-	-	-
Unrealized gain on available-for-sale securities	-	-	-
Foreign currency translation	-	188	188
Balance as of December 31, 2021	$-	$188	$188
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	424	-	424
Unrealized gain on available-for-sale securities	(1,353)	-	(1,353)
Foreign currency translation	-	(513)	(513)
Balance as of December 31, 2022	$(929)	$(325)	$(1,254)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	-	77
Unrealized gain on available-for-sale securities	1,086	-	1,086
Foreign currency translation	-	(53)	(53)
Balance as of December 31, 2023	$234	$(378)	$(144)